Financial Assets at Fair Value Through Profit or Loss - Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss (Detail)
$ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 48,101	$ 1,467	$ 39,254	$ (69,404)
Beneficiary certificates [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	21,866		17,253	5,807
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 26,235		$ 22,001	$ (75,211)